Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Transfers and Servicing [Abstract]
Beginning balance	¥ 77,199	¥ 63,725	¥ 70,254	¥ 63,754
Increase mainly from loans sold with servicing retained	2,546	3,624	5,426	7,138
Decrease mainly from amortization	(4,079)	(2,894)	(8,146)	(6,362)
Increase from the effects of changes in foreign exchange rates	4,524	783	12,656	708
Ending balance	¥ 80,190	¥ 65,238	¥ 80,190	¥ 65,238